Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share

	For the years ended December 31,
	2016	2015
Net income	$17,278,404	$14,119,814
Dividends to Class A preferred shareholders	(333,327)	-
Net income attributable to the ordinary shareholders	16,945,077	14,119,814

Basic weighted-average common shares outstanding	18,012,452	20,519,156
Conversion of Class A Convertible Redeemable Preferred Shares	715,000	-
Release of Restricted Shares Placed in Escrow	2,666,667	-
Conversion of Unit Purchase Option	136,508	-
Conversion of Restricted Shares	208	-
Diluted weighted-average common shares outstanding	21,530,835	20,519,156

Earnings per share:
Basic	$0.94	$0.69
Diluted	$0.79	$0.69